Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Summary of Depreciation on Tangible Assets Estimated Useful Lives
Depreciation on tangible assets is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives as follows:

•	Computers – 3 years

•	Plant and equipment – 3-5 years

•	Furniture and fittings – 3-5 years